Related Party Transactions (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended		3 Months Ended						3 Months Ended	9 Months Ended				9 Months Ended	3 Months Ended	9 Months Ended
	Jan. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Jul. 03, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Momentive Holdings [Member]	Sep. 30, 2011 Momentive Holdings [Member]	Dec. 31, 2011 Momentive Holdings [Member]	Dec. 31, 2010 Momentive Holdings [Member]	Sep. 30, 2012 Momentive Specialty Chemicals Inc. (MSC) [Member]	Sep. 30, 2011 Momentive Specialty Chemicals Inc. (MSC) [Member]	Sep. 30, 2011 Momentive Specialty Chemicals Inc. (MSC) [Member]	Jul. 03, 2011 Momentive Specialty Chemicals Inc. (MSC) [Member]	Sep. 30, 2012 Momentive Specialty Chemicals Inc. (MSC) [Member]	Sep. 30, 2011 Momentive Specialty Chemicals Inc. (MSC) [Member]	Dec. 31, 2011 Momentive Specialty Chemicals Inc. (MSC) [Member]	Dec. 31, 2010 Momentive Specialty Chemicals Inc. (MSC) [Member]	Sep. 30, 2012 Apollo [Member]	Dec. 31, 2011 Apollo [Member]	Dec. 31, 2010 Asia Silicones Monomer Limited (ASM) [Member]	Sep. 30, 2012 Other affiliates [Member]	Dec. 31, 2011 Other affiliates [Member]	Dec. 31, 2010 Other affiliates [Member]	Sep. 30, 2012 Other affiliates, long-term commitment contracts [Member]	Dec. 31, 2011 Other affiliates, long-term commitment contracts [Member]	Dec. 31, 2010 Other affiliates, long-term commitment contracts [Member]	Sep. 30, 2012 Other affiliates, long-term commitment contracts [Member] Inventories [Member]	Sep. 30, 2012 Other affiliates, long-term commitment contracts [Member] Inventories [Member]	Sep. 30, 2012 Other Affiliates Lenders [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Sep. 30, 2012 Maximum [Member] Apollo [Member]	Sep. 30, 2012 Maximum [Member] Other affiliates, long-term commitment contracts [Member]	Sep. 30, 2012 Maximum [Member] Other affiliates, long-term commitment contracts [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party										$ 106	$ 128	$ 151	$ 43
Expenses incurred by related party														113		113				170	42
Expense to correct percentage allocation of costs for shared services																		16	5
Expense be to incurred correct percentage allocation of costs for shared services															5
Expense to correct percentage allocation of costs for shared services			3	2													7
Percentage of total net incurred costs		49.00%			49.00%							49.00%		51.00%				51.00%		51.00%
Receivables from affiliate		0			0		3																		1	3	1		2	2
Related party ownership of another related party																												50.00%
Term of agreement																							12 years	20 years												12 years
Related party annual fees							3.5															3.5
Payables to affiliate		7			7		15	2		4		1		3				3		15	0
Current year commitment purchases							109	103	87																						69	24
Royalties revenue							2	2	2																												2	1
Current fiscal year commitment amount							113																									113
Subsequent years commitment amount							113																									113
Revenue from related parties							23	21	19																4
Maximum borrowing capacity							160																										160	300	300
Purchases from related party		4					14	8	6
Related Party Transactions (Textual) [Abstract]
Cost allocation for unshared services					100.00%		100.00%
Related Party Transaction, Cost From Shared Services					23	15	23
Billings under transition service agreement and other agreements							13	13	23
Employee relocation and expatriate expenses reimbursed to Apollo affiliates									5
Purchases of plant and equipment from related party									16
Payables to affiliates							1	2
Dividend declared amount description	less than $1,
Dividend declared, amount payable	$ 1